Offerings	May 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Note due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 749,565,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,758.4
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,997,857,500.00. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Note due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99949
Maximum Aggregate Offering Price	$ 749,617,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,766.44
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,997,857,500.00. The prospectus is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Note due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99735
Maximum Aggregate Offering Price	$ 498,675,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,347.14
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,997,857,500.00. The prospectus is a final prospectus for the related offering.